Organization and Nature of Operations, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Computer and other equipment	3-5 years
Leasehold improvements	Shorter of life of lease or life of asset
Furniture and fixtures	7 years
Software	3 years

Summary of revenue by geographical location	The following table presents revenue by geographic location:

	Year Ended January 31,
	2022	2021
	($ in thousands)
United States	$24,726	$27,147
International	2,818	2,080

Total	$27,544	$29,227